ANNUAL REPORT JUNE 30, 2000

CUTLER CORE FUND                                 Cutler & Company, LLC                  Forum Shareholder Services, LLC
CUTLER VALUE FUND                                503 Airport Road                                     2 Portland Square
                                                 Medford, Oregon 97504                            Portland, Maine 04101

To The Cutler Trust Shareholders:

We are pleased to present our Annual Report for the fiscal year ended June 30, 2000. This has been another eventful year, featuring accelerating globalization, a Y2K problem that wasn't, a continuing stream of astounding inventions and developments led by the mapping of the human genome, and large expansions and consolidations in many of our industries.

The expansion of new investors has continued apace, and the mixture of so many new people, so many new businesses, and so much new money, has contributed to rather wide swings in the various market segments.

During this period, other forces have been at work that may not be fully appreciated. The Federal Reserve has been tightening short-term interest rates and warning banks about credit quality; at the same time the Fed has kept the money-supply growth at the inflationary and expansionist level around 8%, and the Treasury has been buying in longer bonds. While the Fed is trying to control inflation, there are ominous rumblings among economists and common-sense consumers that the data produced by other departments of government are understating the true pace of inflation.

We are pleased with the grasp of events and response by our portfolio managers and look forward to a constructive year ahead. As always, if you have any questions, please let us help.

Sincerely,

/s/ Kenneth R. Cutler
Kenneth R. Cutler
Chairman of the Board
The Cutler Trust

/S/ BROOKE R. ASHLAND
Brooke R. Ashland
Chief Executive Officer
Cutler & Company, LLC

THE CUTLER TRUST

INVESTMENT ADVISER'S REPORT JUNE 30, 2000

Outlook

The U.S. economy continues to mark quarter after quarter of strong growth while maintaining low levels of both unemployment and inflation. All of this despite six Federal Reserve interest rate increases. These increases, however, are starting to show up in the first hints of moderation in the economy. The goal of the Federal Reserve is to extend our economic expansion by moderating growth to ensure inflation doesn't spark a contraction of the economy. Our expectations are for the Federal Reserve to ease their tightening stance in the future to ensure moderate growth and orchestrate what is known as a soft landing. This would be the best case scenario for the stock market, alleviating fears of a slowdown in corporate profits yet removing the risk of rising inflation and the stock market multiple contraction it brings.

There are, of course, other uncertainties that can possibly derail the economy and the stock market that bear careful attention. Some of these include the ever increasing U.S. trade imbalance, the low domestic savings rate, and the continued large government surplus. Additionally, the presidential election will cause additional uncertainty as the capital markets sort out whether the next administration will increase government involvement in the economy, generally viewed as unfavorable, or decrease it. This election will prove to be extremely important to the outcome of certain issues like the government surplus, true social security reform, and the restructuring of our stifling tax system.

Value Fund

The total return for the Cutler Value Fund was -1.7% for the quarter ended June 30, 2000 compared to -1.5% for the Lipper Multi-Cap Value Funds average. For the year ended June 30, 2000, the Value Fund's total return was -9.3% compared to -3.8% for the Lipper Multi-Cap Value Funds average.

The past year's performance was driven by three key economic sectors. The first was technology. Based on the Russell 1000 Value Index, this sector was one of only two that returned strong positive performance. In addition to maintaining a favorable overweight allocation to technology during the past year, our stock picks in the group were particularly strong. The technology names in the Russell 1000 Value Index returned 17.9% while our investments returned 57.6%. Particularly strong stocks in this area were Apple Computer which had a return of 126.2% and Hewlett Packard which had a return of 51.2%.

Offsetting some of the exceptional performance we had on the technology side of the portfolio were unfavorable results in the consumer discretionary and financial services sectors. Although our sector positioning was reasonable, we had disappointing moves in some of our individual investment ideas. The key negative in consumer discretionary was Mattel. This stock had a -48.2% return over the past year. We still own it and believe the investment community is dramatically undervaluing the tremendous assets held by this company. We anticipate strong performance from this stock as recent difficulties are sorted out by their new management team.

Key negatives in the financial services area were Bank of America and Bank One. These stocks had returns of -39.2% and -52.9%, respectively. Notwithstanding the difficult environment for banks at the current time, we anticipate Bank of America to improve performance as recent acquisitions are digested and new management at Bank One forms and subsequently executes on a new strategic vision for the bank.

THE CUTLER TRUST

INVESTMENT ADVISER'S REPORT JUNE 30, 2000  (concluded)

Core Fund

The total return for the Cutler Core Fund was -1.7% for the quarter ended June 30, 2000 compared to -2.4% for the Lipper Large-Cap Value Funds average. For the year ended June 30, 2000, the Core Fund's total return was 8.6% compared to -0.9% for the Lipper Large-Cap Value Funds average.

This past year's performance was driven by two key economic sectors. The first was technology. Based on the Russell 1000 Value Index, this sector was the second strongest performer. The Core Fund not only had a substantial overweight in this sector but our stock picks in the group were quite strong. The technology names in the Russell 1000 Value Index returned 17.9% while our investments in the sector returned 53.3%. Particularly strong stocks in this area were Corning Inc., which had a return of 287%, and Texas Instruments Inc., which had a return of 91%.

The second area, which was a key driver to performance, was the healthcare sector. Based on the Russell 1000 Value Index, this sector returned 3.5% while the Core Fund's healthcare sector stock picks returned 19.7%. This outperformance was driven by Alza Corp. with a 60.9% return and Eli Lilly & Co. with a 41.5% return.

Going forward we see three key sectors playing a big role in the performance of the portfolios. Energy related areas are showing exceptional fundamental outlooks which we believe are not fully reflected in share prices. Consumer staples companies demonstrate strong performance in periods of slowing economic growth, which we are currently experiencing. In addition, consolidation activity in this area is heating up and should cause investors to focus more intensely on what are some of the best values in the equity markets. Finally, financial services companies have had a great deal of difficulty dealing with issues from merger integration, to Federal Reserve tightening, to increased concern over credit quality and risk. It is these kinds of issues, which are short term in nature, that provide superb entry points as stocks are taken to dramatically oversold levels. Although we are currently underweight in the area, we anticipate our exposure to increase as we are starting to see light at the end of the tunnel.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The views in this report were those of the Fund manager as of June 30, 2000, and may not reflect the views of the manager on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investment in the Fund and do not constitute investment advice.

Lipper, Inc., an independent mutual fund rating service, calculates the Lipper Multi-Cap Value Funds and Lipper Large-Cap Value Funds average by taking an arithmetic average of the returns of the funds in each classification. The Russell 1000 Value Index consists of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Individuals cannot invest in an index.

THE CUTLER TRUST

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2000

These charts reflect a comparison of changes in value of a $10,000 investment in the Cutler Core Fund and Cutler Value Fund since inception, including reinvestment of all dividends and distributions, and the performance of the Standard & Poor's 500 Index ("S&P 500 Index"). The S&P 500 Index is a market weighted index composed of 500 large capitalization companies and reflects the reinvestment of dividends. The S&P 500 Index does not reflect expenses, which have been deducted from each Fund's return. Individuals cannot invest in an index.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Investment return and principal value of an investment in each Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for each Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed.

                                                                      CUTLER CORE FUND                    S&P 500 INDEX
                                                                      ----------------                    -------------
Dec 30|1992                                                                10000                              10000
                                                                            9770                              10034
                                                                            9920                              10170
                                                                           10110                              10385
                                                                            9869                              10134
                                                                            9979                              10404
Jun|1993                                                                   10045                              10434
                                                                           10135                              10392
                                                                           10549                              10786
                                                                           10585                              10700
                                                                           10838                              10921
                                                                           10534                              10818
                                                                           10509                              10949
                                                                           10733                              11320
                                                                           10315                              11013
                                                                            9896                              10534
                                                                            9999                              10669
                                                                           10164                              10843
Jun|1994                                                                    9907                              10578
                                                                           10114                              10925
                                                                           10487                              11373
                                                                           10259                              11095
                                                                           10395                              11343
                                                                           10071                              10931
                                                                           10205                              11093
                                                                           10744                              11380
                                                                           11019                              11824
                                                                           11146                              12172
                                                                           11390                              12530
                                                                           11837                              13030
Jun|1995                                                                   11752                              13332
                                                                           11892                              13774
                                                                           11967                              13808
                                                                           12653                              14391
                                                                           12599                              14339
                                                                           13151                              14968
                                                                           13718                              15256
                                                                           13960                              15775
                                                                           13938                              15921
                                                                           14136                              16074
                                                                           14103                              16311
                                                                           14336                              16731
Jun|1996                                                                   14447                              16795
                                                                           14046                              16054
                                                                           14180                              16393
                                                                           15016                              17315
                                                                           15824                              17792
                                                                           16745                              19135
                                                                           16226                              18756
                                                                           17234                              19928
                                                                           17739                              20084
                                                                           17147                              19260
                                                                           18061                              20409
                                                                           18900                              21651
Jun|1997                                                                   19888                              22621
                                                                           20829                              24420
                                                                           19603                              23053
                                                                           20730                              24315
                                                                           20096                              23504
                                                                           21028                              24591
                                                                           21637                              25013
                                                                           21774                              25289
                                                                           22745                              27112
                                                                           23766                              28499
                                                                           23546                              28785
                                                                           23245                              28292
Jun|1998                                                                   24182                              29440
                                                                           24265                              29127
                                                                           21489                              24921
                                                                           22305                              26518
                                                                           23835                              28673
                                                                           24648                              30410
                                                                           26284                              32162
                                                                           26621                              33506
                                                                           26142                              32465
                                                                           26493                              33763
                                                                           26777                              35071
                                                                           25996                              34244
Jun|1999                                                                   27925                              36142
                                                                           27143                              35014
                                                                           26539                              34842
                                                                           26318                              33888
                                                                           27778                              36032
                                                                           28793                              36764
                                                                           30277                              38928
                                                                           28707                              36973
                                                                           28498                              36273
                                                                           30843                              39819
                                                                           30351                              38622
                                                                           30275                              37829
Jun|2000                                                                   30329                              38762

                                                                     CUTLER VALUE FUND                    S&P 500 INDEX
                                                                     -----------------                    -------------
Dec 30|1992                                                                10000                              10000
                                                                            9770                              10034
                                                                            9950                              10170
                                                                           10100                              10385
                                                                            9989                              10134
                                                                           10150                              10404
Jun|1993                                                                   10165                              10434
                                                                           10055                              10392
                                                                           10478                              10786
                                                                           10352                              10700
                                                                           10544                              10921
                                                                           10392                              10818
                                                                           10499                              10949
                                                                           10661                              11320
                                                                           10356                              11013
                                                                            9995                              10534
                                                                           10108                              10669
                                                                           10271                              10843
Jun|1994                                                                   10056                              10578
                                                                           10313                              10925
                                                                           10797                              11373
                                                                           10540                              11095
                                                                           10674                              11343
                                                                           10364                              10931
                                                                           10584                              11093
                                                                           10906                              11380
                                                                           11291                              11824
                                                                           11510                              12172
                                                                           11740                              12530
                                                                           12148                              13030
Jun|1995                                                                   12302                              13332
                                                                           12533                              13774
                                                                           12596                              13808
                                                                           13150                              14391
                                                                           13087                              14339
                                                                           13773                              14968
                                                                           14097                              15256
                                                                           14511                              15775
                                                                           14574                              15921
                                                                           14662                              16074
                                                                           14768                              16311
                                                                           15055                              16731
Jun|1996                                                                   15132                              16795
                                                                           14481                              16054
                                                                           14727                              16393
                                                                           15551                              17315
                                                                           15883                              17792
                                                                           16869                              19135
                                                                           16478                              18756
                                                                           17254                              19928
                                                                           17653                              20084
                                                                           17074                              19260
                                                                           17982                              20409
                                                                           18879                              21651
Jun|1997                                                                   19851                              22621
                                                                           21162                              24420
                                                                           19786                              23053
                                                                           20837                              24315
                                                                           20381                              23504
                                                                           21401                              24591
                                                                           21957                              25013
                                                                           22051                              25289
                                                                           23333                              27112
                                                                           24634                              28499
                                                                           24563                              28785
                                                                           24033                              28292
Jun|1998                                                                   24794                              29440
                                                                           24369                              29127
                                                                           21397                              24921
                                                                           22444                              26518
                                                                           24063                              28673
                                                                           25149                              30410
                                                                           25901                              32162
                                                                           25717                              33506
                                                                           25578                              32465
                                                                           26060                              33763
                                                                           28607                              35071
                                                                           28129                              34244
Jun|1999                                                                   29282                              36142
                                                                           28586                              35014
                                                                           27766                              34842
                                                                           26547                              33888
                                                                           27788                              36032
                                                                           27214                              36764
                                                                           26752                              38928
                                                                           25509                              36973
                                                                           23671                              36273
                                                                           27029                              39819
                                                                           26541                              38622
                                                                           27978                              37829
Jun|2000                                                                   26572                              38762

THE CUTLER TRUST
CUTLER CORE FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2000

 SHARES                          SECURITY DESCRIPTION                           VALUE
             COMMON STOCK (96.8%)
             BANKS (3.5%)
   31,100    Bank of America Corp.                                           $ 1,337,300
   25,750    Suntrust Banks, Inc.                                              1,176,453
                                                                             -----------
                                                                               2,513,753
                                                                             -----------
             BUSINESS SERVICES (2.8%)
    5,200    3Com Corp.+                                                         299,650
   13,200    Microsoft Corp.+                                                  1,056,000
   19,200    Sungard Data Systems, Inc.+                                         595,200
                                                                             -----------
                                                                               1,950,850
                                                                             -----------
             CHEMICALS (3.4%)
   37,600    Dow Chemical Co.                                                  1,135,050
   29,400    E.I. du Pont de Nemours & Co.                                     1,286,250
                                                                             -----------
                                                                               2,421,300
                                                                             -----------
             COMMUNICATIONS EQUIPMENT (7.9%)
   10,900    Lucent Technologies, Inc.                                           645,825
  102,750    Motorola, Inc.                                                    2,986,172
   28,500    Tellabs, Inc.+                                                    1,950,469
                                                                             -----------
                                                                               5,582,466
                                                                             -----------
             COMPUTER & OFFICE EQUIPMENT (2.0%)
   11,400    Hewlett-Packard Co.                                               1,423,575
                                                                             -----------
             DRUGS & PHARMACEUTICALS (9.3%)
   30,900    ALZA Corp.+                                                       1,826,962
   41,150    Bristol-Myers Squibb Co.                                          2,396,987
   12,700    Eli Lilly & Co.                                                   1,268,413
   14,500    Merck & Co., Inc.                                                 1,111,063
                                                                             -----------
                                                                               6,603,425
                                                                             -----------

See Notes to Financial Statements.

THE CUTLER TRUST
CUTLER CORE FUND

SCHEDULE OF INVESTMENTS  (continued)
JUNE 30, 2000

 SHARES                          SECURITY DESCRIPTION                           VALUE
             ELECTRIC MACHINERY (6.8%)
   34,000    Emerson Electric Co.                                            $ 2,052,750
   21,800    General Electric Co.                                              1,155,400
   23,500    Texas Instruments, Inc.                                           1,614,156
                                                                             -----------
                                                                               4,822,306
                                                                             -----------
             ELECTRIC, GAS & UTILITY COMPANIES (1.3%)
   44,800    Northern States Power Co.                                           904,400
                                                                             -----------
             ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT (5.8%)
    7,600    Intel Corp.                                                       1,016,025
   32,000    National Semiconductor Corp.+                                     1,816,000
   17,550    Vitesse Semiconductor Corp.+                                      1,291,022
                                                                             -----------
                                                                               4,123,047
                                                                             -----------
             FABRICATED METAL PRODUCTS (0.8%)
    9,900    Illinois Tool Works, Inc.                                           564,300
                                                                             -----------
             FOOD & SOFT DRINKS (2.2%)
   25,200    Albertson's, Inc.                                                   837,900
   38,300    Sara Lee Corp.                                                      739,669
                                                                             -----------
                                                                               1,577,569
                                                                             -----------
             FOREST PRODUCTS (3.0%)
   20,400    Kimberly-Clark Corp.                                              1,170,450
   21,600    Weyerhaeuser Co.                                                    928,800
                                                                             -----------
                                                                               2,099,250
                                                                             -----------
             GENERAL MERCHANDISE TRADE (2.6%)
   32,300    Wal-Mart Stores, Inc.                                             1,861,288
                                                                             -----------

See Notes to Financial Statements.

THE CUTLER TRUST
CUTLER CORE FUND

SCHEDULE OF INVESTMENTS  (continued)
JUNE 30, 2000

 SHARES                          SECURITY DESCRIPTION                           VALUE
             INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT
             (5.2%)
    2,700    Cisco Systems, Inc.+                                            $   171,619
   22,800    Dell Computer Corp.+                                              1,124,325
   11,650    IBM Corp.                                                         1,276,403
   19,950    Symbol Technologies, Inc.                                         1,077,300
                                                                             -----------
                                                                               3,649,647
                                                                             -----------
             INSTRUMENTS & RELATED PRODUCTS (1.8%)
    4,347    Agilent Technologies, Inc.+                                         320,591
   29,200    Honeywell International, Inc.                                       983,675
                                                                             -----------
                                                                               1,304,266
                                                                             -----------
             MISCELLANEOUS RETAIL (1.8%)
   13,750    Costco Wholesale Corp.+                                             453,750
   51,200    Staples, Inc.+                                                      787,200
                                                                             -----------
                                                                               1,240,950
                                                                             -----------
             MOTION PICTURES (1.1%)
   32,200    AT&T Corp-Liberty Media Corp.+                                      780,849
                                                                             -----------
             OIL & GAS EXTRACTION (0.7%)
   13,150    Burlington Resources, Inc.                                          502,988
                                                                             -----------
             PETROLEUM PRODUCTS (10.3%)
   32,300    BP Amoco plc ADR                                                  1,826,969
   83,800    Conoco, Inc. Class B                                              2,058,338
   36,400    Phillips Petroleum Co.                                            1,845,025
   29,400    Texaco, Inc.                                                      1,565,550
                                                                             -----------
                                                                               7,295,882
                                                                             -----------
             PRIMARY METAL INDUSTRIES (1.0%)
   24,200    Alcoa, Inc.                                                         701,800
                                                                             -----------
             PRINTING & PUBLISHING (1.3%)
   15,900    Gannett Co., Inc.                                                   951,019
                                                                             -----------

See Notes to Financial Statements.

THE CUTLER TRUST
CUTLER CORE FUND

SCHEDULE OF INVESTMENTS  (concluded)
JUNE 30, 2000

 SHARES                          SECURITY DESCRIPTION                           VALUE
             PROPERTY & CASUALTY INSURANCE (3.6%)
   14,300    Ace, Ltd.+                                                      $   400,400
   18,250    American International Group, Inc.                                2,144,375
                                                                             -----------
                                                                               2,544,775
                                                                             -----------
             STONE, CLAY, GLASS & CONCRETE PRODUCTS (3.2%)
    8,300    Corning, Inc.                                                     2,239,963
                                                                             -----------
             TRANSPORTATION EQUIPMENT (2.6%)
   11,000    Daimler Chrysler AG+                                                572,689
   21,000    United Technologies Corp.                                         1,236,375
                                                                             -----------
                                                                               1,809,064
                                                                             -----------
             VOICE & DATA TRANSMISSION (12.8%)
   42,700    AT&T Corp.                                                        1,350,387
   49,450    BellSouth Corp.                                                   2,107,806
   29,150    GTE Corp.                                                         1,814,587
   50,800    SBC Communications, Inc.                                          2,197,100
    1,100    Tele Sudeste Celular Participacoes S.A. ADR                          33,550
    5,500    Telecomunicacoes Brasileiras S.A. ADR                               534,188
    5,500    Telecomunicacoes de Sao Paulo S.A. ADR                              101,750
   19,700    WorldCom, Inc.+                                                     903,738
                                                                             -----------
                                                                               9,043,106
                                                                             -----------
             TOTAL COMMON STOCK (COST $60,696,618)                            68,511,838
                                                                             -----------
             SHORT-TERM HOLDINGS (3.2%)
2,300,759    Daily Assets Cash Fund (cost $2,300,759)                          2,300,759
                                                                             -----------
             TOTAL INVESTMENTS (100.0%) (COST $62,997,377)                   $70,812,597
                                                                             ===========

------------------------------
+Non-income producing security.
ADR--American Depository Receipt

See Notes to Financial Statements.

THE CUTLER TRUST
CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2000

 SHARES                          SECURITY DESCRIPTION                           VALUE
             COMMON STOCK (98.5%)
             BANKS (14.7%)
   18,700    Bank of America Corp.                                           $   804,100
   18,100    Bank One Corp.                                                      480,781
   10,350    Chase Manhattan Corp.                                               476,747
   16,600    Citigroup, Inc.                                                   1,000,150
    9,700    First Union Corp.                                                   240,682
    4,700    Suntrust Banks, Inc.                                                214,731
   22,000    Wells Fargo Co.                                                     852,500
                                                                             -----------
                                                                               4,069,691
                                                                             -----------
             BUSINESS SERVICES (0.8%)
    6,800    Sungard Data Systems, Inc.+                                         210,800
                                                                             -----------
             CHEMICALS (3.5%)
    9,500    E.I. du Pont de Nemours & Co.                                       415,625
   15,600    Rohm & Haas Co.                                                     538,200
                                                                             -----------
                                                                                 953,825
                                                                             -----------
             COMPUTER & OFFICE EQUIPMENT (6.6%)
   35,000    Apple Computer, Inc.+                                             1,833,125
                                                                             -----------
             DRUGS & PHARMACEUTICALS (3.6%)
   16,900    ALZA Corp.+                                                         999,212
                                                                             -----------
             ELECTRIC MACHINERY (1.5%)
    7,000    Emerson Electric Co.                                                422,625
                                                                             -----------
             ELECTRIC, GAS & UTILITY COMPANIES (3.7%)
   25,000    PECO Energy Co.                                                   1,007,814
                                                                             -----------
             FABRICATED METAL PRODUCTS (1.3%)
    6,200    Illinois Tool Works, Inc.                                           353,400
                                                                             -----------

See Notes to Financial Statements.

THE CUTLER TRUST
CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS  (continued)
JUNE 30, 2000

 SHARES                          SECURITY DESCRIPTION                           VALUE
             FOOD & SOFT DRINKS (15.0%)
   12,100    Bestfoods, Inc.                                                 $   837,925
   58,500    ConAgra, Inc.                                                     1,115,156
   23,600    General Mills, Inc.                                                 902,700
    7,400    H.J. Heinz Co.                                                      323,750
   49,300    Sara Lee Corp.                                                      952,106
                                                                             -----------
                                                                               4,131,637
                                                                             -----------
             FOREST PRODUCTS (1.9%)
   11,900    Weyerhaeuser Co.                                                    511,700
                                                                             -----------
             GAMES & TOYS (3.9%)
   81,700    Mattel, Inc.                                                      1,077,419
                                                                             -----------
             GENERAL MERCHANDISE STORES (4.2%)
   61,500    TJX Cos., Inc.                                                    1,153,125
                                                                             -----------
             GROCERY STORES (3.9%)
   22,000    Albertson's, Inc.                                                   731,500
   15,900    Kroger Co.+                                                         350,794
                                                                             -----------
                                                                               1,082,294
                                                                             -----------
             INDUSTRIAL & COMMERCIAL MACHINERY (0.7%)
    5,100    Dover Corp.                                                         206,869
                                                                             -----------
             INSTRUMENTS & RELATED PRODUCTS (2.1%)
    1,487    Agilent Technologies, Inc.+                                         109,666
   14,100    Honeywell International, Inc.                                       474,994
                                                                             -----------
                                                                                 584,660
                                                                             -----------

See Notes to Financial Statements.

THE CUTLER TRUST
CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS  (continued)
JUNE 30, 2000

 SHARES                          SECURITY DESCRIPTION                           VALUE
             PETROLEUM PRODUCTS (11.3%)
    8,936    BP Amoco plc ADR                                                $   505,442
    2,700    Chevron Corp.                                                       228,994
   42,001    Conoco Inc., Class B                                              1,031,650
    6,900    Exxon Mobil Corp.                                                   541,650
    6,800    Tosco Corp.                                                         192,525
   18,300    Unocal Corp.                                                        606,187
                                                                             -----------
                                                                               3,106,448
                                                                             -----------
             PRINTING & PUBLISHING (3.3%)
    3,900    Gannett Co., Inc.                                                   233,269
   13,000    Knight-Ridder, Inc.                                                 691,437
                                                                             -----------
                                                                                 924,706
                                                                             -----------
             PROPERTY & CASUALTY INSURANCE (2.1%)
   20,900    Ace, Ltd.+                                                          585,200
                                                                             -----------
             TECHNOLOGY (2.1%)
    5,400    IBM Corp.                                                           591,637
                                                                             -----------
             TRANSPORTATION (1.9%)
   14,000    Union Pacific Corp.                                                 520,625
                                                                             -----------
             TRANSPORTATION EQUIPMENT (0.4%)
    2,700    Boeing Co.                                                          112,893
                                                                             -----------

See Notes to Financial Statements.

THE CUTLER TRUST
CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS  (concluded)
JUNE 30, 2000

 SHARES                          SECURITY DESCRIPTION                           VALUE
             VOICE & DATA TRANSMISSION (10.0%)
   17,500    AT&T Corp.                                                      $   553,437
   20,800    GTE Corp.                                                         1,294,800
   10,100    SBC Communications, Inc.                                            436,825
      780    Tele Sudeste Celular Participacoes S.A. ADR                          23,790
    3,900    Telecomunicacoes Brasileiras S.A. ADR                               378,788
    3,900    Telecomunicacoes de Sao Paulo S.A. ADR                               72,150
                                                                             -----------
                                                                               2,759,790
                                                                             -----------
             TOTAL COMMON STOCK (COST $28,207,240)                            27,199,495
                                                                             -----------
             SHORT-TERM HOLDINGS (1.5%)
  405,755    Daily Assets Cash Fund (cost $405,755)                              405,755
                                                                             -----------
             TOTAL INVESTMENTS (100.0%) (COST $28,612,995)                   $27,605,250
                                                                             ===========

------------------------------
+Non-income producing security.
ADR -- American Depository Receipt

See Notes to Financial Statements.

THE CUTLER TRUST

STATEMENTS OF ASSETS & LIABILITIES
JUNE 30, 2000

                                                                CUTLER         CUTLER
                                                                 CORE           VALUE
                                                                 FUND           FUND
                                                              -----------    -----------
ASSETS
     Investments (Note 2)
       Investments at cost                                    $62,997,377    $28,612,995
       Net unrealized appreciation (depreciation)               7,815,220     (1,007,745)
                                                              -----------    -----------
          Total investments at value                           70,812,597     27,605,250
     Interest, dividends and other receivables                     57,297         64,270
     Receivable for securities sold                             1,129,207             --
     Receivable for Fund shares sold                               20,894         14,586
                                                              -----------    -----------
Total Assets                                                   72,019,995     27,684,106
                                                              -----------    -----------
LIABILITIES
     Dividends payable                                              1,344          4,188
     Payable for securities purchased                           1,692,269             --
     Payable for Fund shares redeemed                             132,752         10,300
     Payable to administrator (Note 3)                              5,917          2,380
     Payable to investment adviser (Note 3)                        44,379         17,851
     Payable to custodian (Note 3)                                  3,055          2,544
     Payable to other related parties (Note 3)                     20,766         10,660
     Accrued expenses and other liabilities                        24,227         21,089
                                                              -----------    -----------
Total Liabilities                                               1,924,709         69,012
                                                              -----------    -----------
NET ASSETS                                                    $70,095,286    $27,615,094
                                                              ===========    ===========
COMPONENTS OF NET ASSETS
     Paid-in capital                                          $46,617,219    $28,263,647
     Undistributed net investment income                               82            176
     Net unrealized appreciation (depreciation) on
      investments                                               7,815,220     (1,007,745)
     Accumulated net realized gain on investments              15,662,765        359,016
                                                              -----------    -----------
NET ASSETS                                                    $70,095,286    $27,615,094
                                                              ===========    ===========
Shares of Beneficial Interest, No Par Value                     4,383,029      2,822,596
NET ASSET VALUE, offering price and redemption price per
  share                                                            $15.99          $9.78

See Notes to Financial Statements.

THE CUTLER TRUST

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000

                                                                CUTLER         CUTLER
                                                                 CORE           VALUE
                                                                 FUND           FUND
                                                              -----------    -----------
INVESTMENT INCOME
     Dividend income                                          $   830,357    $   695,277
     Interest income                                              344,656         29,712
                                                              -----------    -----------
Total Investment Income                                         1,175,013        724,989
                                                              -----------    -----------
EXPENSES
     Investment advisory (Note 3)                                 545,524        240,622
     Management (Note 3)                                           72,737         32,083
     Transfer agent (Note 3)                                       16,356         14,818
     Shareholder services                                          18,310         10,051
     Custodian (Note 3)                                            12,079         10,839
     Accounting (Note 3)                                           42,000         40,000
     Legal                                                         21,524          8,929
     Audit                                                         16,226         16,309
     Reporting                                                     12,367          5,624
     Compliance                                                    15,009         13,850
     Miscellaneous                                                 33,174         18,397
                                                              -----------    -----------
Total Expenses                                                    805,306        411,522
     Fees waived (Note 4)                                              --        (10,000)
                                                              -----------    -----------
Net Expenses                                                      805,306        401,522
                                                              -----------    -----------
NET INVESTMENT INCOME                                             369,707        323,467
                                                              -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain from investments                        15,785,136      1,297,860
     Net change in unrealized depreciation of investments     (11,162,815)    (5,897,976)
                                                              -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          4,622,321     (4,600,116)
                                                              -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                             $ 4,992,028    $(4,276,649)
                                                              ===========    ===========

See Notes to Financial Statements.

THE CUTLER TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                    CUTLER CORE                    CUTLER VALUE
                                                       FUND                            FUND
                                           -----------------------------   -----------------------------
                                               Year            Year            Year            Year
                                               Ended           Ended           Ended           Ended
                                           June 30, 2000   June 30, 1999   June 30, 2000   June 30, 1999
                                           -------------   -------------   -------------   -------------
NET ASSETS -- BEGINNING OF PERIOD           $74,499,099     $77,482,327     $40,124,966     $41,085,239
                                            -----------     -----------     -----------     -----------
OPERATIONS
  Net investment income                         369,707         571,785         323,467         304,518
  Net realized gain from investments         15,785,136       5,346,419       1,297,860      15,455,769
  Net change in unrealized appreciation
    (depreciation) of investments           (11,162,815)      4,912,910      (5,897,976)     (9,430,329)
                                            -----------     -----------     -----------     -----------
  Net increase (decrease) in net assets
    resulting from operations                 4,992,028      10,831,114      (4,276,649)      6,329,958
                                            -----------     -----------     -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                        (369,872)       (572,269)       (322,242)       (305,165)
  In excess of net investment income                 --              --              --          (1,049)
  Net realized capital gain from
    investments                              (4,398,786)    (16,779,472)    (14,068,788)     (9,097,766)
                                            -----------     -----------     -----------     -----------
         Total distributions to
           shareholders                      (4,768,658)    (17,351,741)    (14,391,030)     (9,403,980)
                                            -----------     -----------     -----------     -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares                              9,494,525       9,146,759       5,099,582       5,658,822
  Reinvestment of distributions               4,712,363      16,703,765      13,390,836       8,745,547
  Redemption of shares                      (18,834,071)    (22,313,125)    (12,332,611)    (12,290,620)
                                            -----------     -----------     -----------     -----------
  Net increase (decrease) from capital
    share transactions                       (4,627,183)      3,537,399       6,157,807       2,113,749
                                            -----------     -----------     -----------     -----------
  Net decrease in net assets                 (4,403,813)     (2,983,228)    (12,509,872)       (960,273)
                                            -----------     -----------     -----------     -----------
NET ASSETS -- END OF PERIOD (Including
  line (A))                                 $70,095,286     $74,499,099     $27,615,094     $40,124,966
                                            ===========     ===========     ===========     ===========
(A) Accumulated undistributed
  (distributions in excess of) net
  investment income                         $        82     $       247     $       176     $    (1,049)
                                            ===========     ===========     ===========     ===========
SHARE ACTIVITY
  Sale of shares                                609,586         587,072         430,728         313,236
  Reinvestment of distributions                 302,034       1,196,788       1,372,504         544,005
  Redemption of shares                       (1,272,244)     (1,441,571)     (1,100,106)       (692,130)
                                            -----------     -----------     -----------     -----------
  Net increase (decrease) in shares            (360,624)        342,289         703,126         165,111
                                            ===========     ===========     ===========     ===========

See Notes to Financial Statements.

THE CUTLER TRUST

FINANCIAL HIGHLIGHTS

Selected per share data and
ratios for a share outstanding
throughout each period.

                                                                         CUTLER CORE FUND
                                                        ---------------------------------------------------
                                                                        Year Ended June 30,
                                                        ---------------------------------------------------
                                                         2000       1999       1998       1997       1996

Net Asset Value, Beginning of Period                    $ 15.71    $ 17.60    $ 16.06    $ 12.95    $ 10.96
                                                        -------    -------    -------    -------    -------
Investment Operations
  Net investment income                                    0.08       0.12       0.19       0.24       0.35
  Net realized and unrealized gain on investments          1.24       2.06       3.05       4.30       2.13
                                                        -------    -------    -------    -------    -------
Total from Investment Operations                           1.32       2.18       3.24       4.54       2.48
                                                        -------    -------    -------    -------    -------
Distributions From
  Net investment income                                   (0.08)     (0.12)     (0.19)     (0.24)     (0.35)
  Net realized gain on investments                        (0.96)     (3.95)     (1.51)     (1.19)     (0.14)
                                                        -------    -------    -------    -------    -------
Total Distributions                                       (1.04)     (4.07)     (1.70)     (1.43)     (0.49)
                                                        -------    -------    -------    -------    -------
Net Asset Value, End of Period                          $ 15.99    $ 15.71    $ 17.60    $ 16.06    $ 12.95
                                                        =======    =======    =======    =======    =======
Total Return                                              8.61%     15.48%     21.60%     37.65%     22.93%
Ratios/Supplementary Data
Net assets at the end of year (in thousands)            $70,095    $74,499    $77,482    $62,523    $46,285
Ratios to Average Net Assets
  Expenses                                                1.11%      1.07%      1.10%      1.17%      0.98%
  Net investment income                                   0.51%      0.76%      1.14%      1.67%      2.81%
Portfolio Turnover Rate                                     79%        59%       119%        23%        57%

See Notes to Financial Statements.

THE CUTLER TRUST

FINANCIAL HIGHLIGHTS  (concluded)

Selected per share data and
ratios for a share outstanding
throughout each period.

                                                                         CUTLER VALUE FUND
                                                        ---------------------------------------------------
                                                                        Year Ended June 30,
                                                        ---------------------------------------------------
                                                         2000       1999       1998       1997       1996

Net Asset Value, Beginning of Period                    $ 18.93    $ 21.02    $ 18.33    $ 14.18    $ 11.71
                                                        -------    -------    -------    -------    -------
Investment Operations
  Net investment income                                    0.12       0.14       0.13       0.18       0.21
  Net realized and unrealized gain (loss) on
    investments                                           (1.97)      2.73       4.19       4.20       2.47
                                                        -------    -------    -------    -------    -------
Total from Investment Operations                          (1.85)      2.87       4.32       4.38       2.68
                                                        -------    -------    -------    -------    -------
Distributions From
  Net investment income                                   (0.12)     (0.14)     (0.13)     (0.18)     (0.21)
  In excess of net investment income                         --          *         --         --         --
  Net realized gain on investments                        (7.18)     (4.82)     (1.50)     (0.05)        --
                                                        -------    -------    -------    -------    -------
Total Distributions                                       (7.30)     (4.96)     (1.63)     (0.23)     (0.21)
                                                        -------    -------    -------    -------    -------
Net Asset Value, End of Period                          $  9.78    $ 18.93    $ 21.02    $ 18.33    $ 14.18
                                                        =======    =======    =======    =======    =======
Total Return                                             (9.25%)    18.10%     24.90%     31.18%     23.01%
Ratios/Supplementary Data
Net assets at the end of year (in thousands)            $27,615    $40,125    $41,085    $35,277    $30,248
Ratios to Average Net Assets
  Expenses including reimbursement/waiver of fees         1.25%      1.20%      1.24%      1.25%      1.05%
  Expenses excluding reimbursement/waiver of fees         1.28%      1.20%      1.24%      1.25%      1.13%
  Net investment income                                   1.01%      0.80%      0.65%      1.15%      1.65%
Portfolio Turnover Rate                                     66%       110%        50%         4%         9%

------------------------------
* Per share data was less than $0.01.

See Notes to Financial Statements.

THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS

NOTE 1.  ORGANIZATION

     The Cutler Trust (the "Trust") was organized on October 2, 1992, as an open-end management investment company under the Investment Company Act of 1940. The Trust currently has two diversified investment portfolios: Cutler Core Fund and Cutler Value Fund (individually, a "Fund" and, collectively, the "Funds"). The Funds commenced operations on December 30, 1992. On December 20, 1999, Cutler Equity Income Fund was renamed Cutler Core Fund.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

     The following summarizes the significant accounting policies of the Funds:

     SECURITY VALUATION -- The Trust determines the net asset value per share of each Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 P.M., Eastern time) on each Fund Business Day, as defined in the Funds' prospectus. Securities with a maturity of 60 days or less are valued at amortized cost. Securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sale is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value using procedures approved by the Trust's Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold is recorded on the basis of identified cost.

     DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid quarterly on the Funds. Capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

THE CUTLER TRUST

     FEDERAL TAXES -- The Funds intend to qualify each year as regulated investment companies and distribute all their taxable income. In addition, by distributing in each calendar year substantially all their net investment income, capital gain and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

     EXPENSE ALLOCATION -- The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

     The investment adviser to the Funds is Cutler & Company, LLC ("Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from Cutler Core Fund and Cutler Value Fund at an annual rate of 0.75% of each Fund's average daily net assets.

     On behalf of each Fund, the Trust has entered into a Management Agreement with Forum Administrative Services, LLC ("FAdS"). For its services, FAdS is entitled to receive compensation at an annual rate of 0.10% of each Fund's average daily net assets.

     Forum Shareholder Services, LLC ("FSS"), an affiliate of FAdS, serves as each Fund's transfer agent and dividend disbursing agent, for which it receives a fee of $12,000 per year, per Fund, plus certain other fees and expenses.

     Forum Accounting Services, LLC ("FAcS"), an affiliate of FAdS, serves as the fund accountant for each Fund, for which it receives a fee of $36,000 per year, per Fund, subject to adjustments for the number and type of portfolio transactions.

     Forum Fund Services, LLC, a registered broker-dealer and an affiliate of FAdS, acts as the distributor for each Fund for which it receives no compensation. Prior to October 31, 1999, Forum Financial Services, Inc. served as each Fund's distributor.

     Forum Trust, LLC ("Forum Trust") serves as each Fund's custodian and may employ subcustodians to provide custody of a Fund's domestic assets. For its services, Forum Trust is entitled to receive compensation at an annual rate of 0.01% of each Fund's average daily net assets (this fee decreases if the Fund assets exceed $1 billion), plus certain other fees and expenses.

NOTE 4.  WAIVER OF FEES

     The Adviser voluntarily waived fees of $10,000 for Cutler Value Fund for the year ended June 30, 2000.

THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS  (concluded)

NOTE 5.  SECURITIES TRANSACTIONS

     The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the year ended June 30, 2000, were as follows:

                                          Cost of Purchases    Proceeds from Sales
                                          -----------------    -------------------
Cutler Core Fund                             $54,240,657           $51,580,071
Cutler Value Fund                             20,739,269            28,110,551

     For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation as of June 30, 2000, were as follows:

                                                                                 Net
                                             Unrealized      Unrealized      Appreciation
                              Tax Cost      Appreciation    Depreciation    (Depreciation)
                             -----------    ------------    ------------    --------------
Cutler Core Fund             $63,042,870    $12,833,042     $(5,063,315)     $ 7,769,727
Cutler Value Fund             28,767,176      2,070,039      (3,231,965)      (1,161,926)

THE CUTLER TRUST

SUPPLEMENTARY INFORMATION (unaudited)

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

Income Dividends -- All the income and any short-term capital gain dividends paid by each Fund were ordinary income for federal income tax purposes. The percentage of income dividends that were qualifying dividends for the corporate dividends received deduction in Cutler Core Fund and Cutler Value Fund were 88.84% and 100.00%, respectively.

Capital Gain Dividends -- Cutler Core Fund and Cutler Value Fund declared long term capital gain dividends of $4,398,786 and $12,269,553, respectively, for the fiscal year ended June 30, 2000.

THE CUTLER TRUST

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders,
The Cutler Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Cutler Trust (the "Trust"), consisting of the Cutler Core Fund (formerly Cutler Equity Income Fund) and the Cutler Value Fund, as of June 30, 2000, the related statements of operations for the year then ended and the statements of changes in net assets for the years ended June 30, 2000 and June 30, 1999 and the financial highlights for each of the five years in the period ending June 30, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of June 30, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Trust as of June 30, 2000, and the results of their operations, the changes in net assets and their financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
August 4, 2000

THE CUTLER TRUST

TRUSTEES OF THE CUTLER TRUST
JUNE 30, 2000


Kenneth R. Cutler            KENNETH R. CUTLER
Photo                        Chairman of The Cutler Trust and member of Investment
                             Committee of Cutler & Company, LLC, Investment Adviser to
                             both Funds.

John Y. Keffer Photo         JOHN Y. KEFFER
                             Sole shareholder and director of Forum Financial Group, LLC, which owns Forum Shareholder Services, LLC, Transfer Agent,
                             Forum Fund Services, LLC, Distributor and Forum
                             Administrative Services, LLC, Manager for both Funds.

Brooke R. Ashland            BROOKE R. ASHLAND
Photo                        Chief Executive Officer, Cutler & Company, LLC, Investment
                             Adviser to both Funds.

Dr. Hatten S. Yoder,         DR. HATTEN S. YODER, JR.
Jr. Photo                    Chairman Emeritus, Geophysical Laboratory, Carnegie
                             Institute of Washington, and consultant to the Los Alamos
                             National Laboratory. A member of the National Academy of
                             Sciences, and many national and international scientific
                             bodies.

Robert B. Watts, Jr.         ROBERT B. WATTS, JR.
Photo                        Attorney in private practice. Formerly a senior level
                             officer, counsel and corporate secretary with over 25 years of corporate, divisional and board level experience with two
                             Fortune 100 companies.

                                                                THE CUTLER TRUST

TABLE OF CONTENTS

JUNE 30, 2000

                                           PAGE
                                           ----
Chairman's Letter to the Shareholders....    1
Investment Adviser's Report..............    2
Comparison of Change in Value of $10,000
  Investment.............................    4
Cutler Core Fund Portfolio...............    5
Cutler Value Fund Portfolio..............    9
Statements of Assets and Liabilities.....   13
Statements of Operations.................   14
Statements of Changes in Net Assets......   15
Financial Highlights (Per Share Data)....   16
Notes to Financial Statements............   18
Supplementary Information (unaudited)....   21
Report of Independent Auditors...........   22
Trustees of The Cutler Trust.............   23

                                  Distributor
                            Forum Fund Services, LLC

                             CUTLER & COMPANY, LLC
                             INVESTMENT MANAGEMENT

                        INVESTMENT ADVISER TO THE TRUST

                      503 Airport Road, Medford, OR 97504
                        (800) 228-8537 - (541) 770-9000
                              Fax: (541) 779-0006
                                info@cutler.com

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This report is submitted for the general information of the shareholders of the
Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' objectives and policies, management experience, and other information.
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                                CUTLER CORE FUND

                               CUTLER VALUE FUND
                                 ANNUAL REPORT

                                 JUNE 30, 2000